Significant Accounting Policies, Income Taxes (FY) (Details)	1 Months Ended
Dec. 31, 2020 USD ($)
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0
Accrued interest and penalties	0
Income tax provision	$ 0